Certain risks and concentration	12 Months Ended
Dec. 31, 2014
Certain risks and concentration [Abstract]
Certain risks and concentration
3.	Certain risks and concentration

(a)	PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

In order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with Guangzhou Huaduo and Beijing Tuda, the Group's two VIEs. As of December 31, 2014, Mr. David Xueling Li, CEO, Mr. Jun Lei, Chairman of the Company, Mr. Tony Bin Zhao, Director and Chairman of Technology Committee, Mr. Jin Cao, Executive Vice President, and Beijing Tuda own approximately 0.5%, 0.44%, 0.04%, 0.02% and 99% of Guangzhou Huaduo's equity interests, respectively. As of December 31, 2014, Mr. David Xueling Li, Mr. Tony Bin Zhao, and Mr. Jin Cao, own 97.7%, 1.5% and 0.8% of Beijing Tuda's equity interests, respectively.

The VIEs hold the licenses and permits necessary to conduct its internet value-added services and online advertising in the PRC. If the Company had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIEs and its' shareholders' performance of their contractual obligations to exercise effective control. In addition, the Group's contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai's unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai will provide services including technology support, technology services, business support and consulting services to Beijing Tuda and Guangzhou Huaduo in exchange for service fees. The amount of service fees payable is determined by various factors, including (a) a percentage of Beijing Tuda and Guangzhou Huaduo's revenues or earnings, and (b) the expenses that Beijing Huanju Shidai incurs for providing such services. Beijing Huanju Shidai may charge up to 100% of the income in Beijing Tuda and Guangzhou Huaduo and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai from time to time. The service fees payable by Beijing Tuda and Guangzhou Huaduo to Beijing Huanju Shidai are determined to be up to 100% of the profits of Beijing Tuda and Guangzhou Huaduo, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai. If fees were incurred, it would be significant to the Company and the operating companies' economic performance because it will be incurred and paid at up to 100% of the earnings of the VIEs. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment. For the years ended December 31, 2012, no service fees were charged by WOFEs to VIEs as both VIEs had accumulated losses since inception. For the year ended December 31, 2013 and 2014, Guangzhou Huanju Shidai and Beijing Huanju Shidai determined that service fees of RMB31,153 and RMB363,117 were charged to Guangzhou Huaduo. The service fees are typically determined based on the costs and expenses that WOFEs incurs for providing relevant technology support to Guangzhou Huaduo, as well as the consideration of Guangzhou Huaduo's future business development plan and its increasingly growing and diverse operational needs.

Further, the Group believes that the contractual arrangements among Beijing Huanju Shidai, the VIEs, and their shareholders are in compliance with PRC law and are legally enforceable. However, the PRC government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group's legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company's ability to conduct business in the PRC. The PRC government may also require the Group to restructure the Group's operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group's business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs and VIE's subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, Beijing Huanju Shidai, and the VIEs.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People's Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group's VIE arrangements, and as a result the Group's VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities under the Draft FIE Law if it becomes effective, that the Group's operation of certain of its operations and businesses through VIEs violates the Draft FIE Law, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses may require the Group to take various actions as discussed in the paragraph above. The Group's management considers the possibility of such a finding by PRC regulatory authorities under the Draft VIE law, if it becomes effective, to be remote.

The following consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the intercompany items with the Group's subsidiaries was included in the accompanying consolidated financial statements as of and for the years ended:

	December 31,
	2013	2014
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	575,262	305,405
Short-term deposits	594,000	1,002,020
Restricted short-term deposits	-	100,000
Accounts receivable, net	48,329	243,529
Inventory	-	1,445
Amount due from related parties	73	43,816
Prepayments and other current assets	29,753	113,939
Deferred tax assets	51,631	85,004
Total current assets	1,299,048	1,895,158

Non-current assets
Deferred tax assets	383	1,392
Investments	33,920	63,220
Property and equipment, net	100,059	227,372
Intangible assets, net	9,717	133,888
Goodwill	-	298,802
Other non-current assets	-	31,520
Total non-current assets	144,079	756,194

Total assets	1,443,127	2,651,352

	December 31,
	2013	2014
	RMB	RMB

Liabilities
Current liabilities
Accounts payable	55,818	101,160
Deferred revenue	292,380	354,987
Advances from customers	10,656	25,897
Income taxes payable	47,974	65,162
Accrued liabilities and other current liabilities	197,851	357,464
Amounts due to related parties	2,640	30,892

Total current liabilities	607,319	935,562

Non-current liabilities
Long-term payable	-	183,000
Deferred revenue	8,457	24,383
Deferred tax liabilities	-	26,709

Total non-current liabilities	8,457	234,092

Total liabilities	615,776	1,169,654

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Net revenues	702,929	1,669,852	3,543,994
Net income	80,071	486,095	1,136,570

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Net cash provided by operating activities	322,378	845,198	1,313,521
Net cash used in investing activities	(152,197)	(592,390)	(994,574)
	170,181	252,808	318,947

(b)	Foreign exchange risk

The revenues and expenses of the Group's subsidiaries, VIEs and VIE's subsidiaries in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group's financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies.

(c)	Concentration risk

(i)	Concentration of revenue

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2012, 2013 and 2014.

(ii)	Concentration of accounts receivable

The Group collects accounts receivable for IVAS revenue from collection agencies, online games revenue sharing from sub-licensed platforms, and online advertising revenue from customers. The Group depends on payments from a limited number of collection agencies and advertising customers. The top 10 accounts receivable accounted for 87% and 83% of the total accounts receivable as of December 31, 2013 and 2014, respectively. The following table summarizes the percentage of accounts receivable from collection agencies and advertising customers with over 10% of total accounts receivable:

	December 31,
	2013	2014
	RMB	RMB
Collection agencies and advertising customers
B1	*	57%
B2	11%	*
B3	25%	*
B4	12%	*

*	Less than 10%

(d)	Credit risk

As of December 31, 2013 and 2014, substantially all of the Group's cash and cash equivalents and short-term deposits were placed with the PRC and international financial institutions. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions' reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors' rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks with high credit quality. The Group had not experienced any losses on its deposits of cash and cash equivalents and term deposits during the years ended December 31, 2012, 2013 and 2014 and believes that its credit risk to be minimal.